Schedule of movement of contract liabilities (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Contract Assets
Balance at beginning of the year		$ 34,766
Advances received from customers		25,641
Revenue recognized		(60,407)
Balance at end of the year